Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,267,496
Previously Paid Amount	4,042.00
Total Fee Amount	4,042.00
Total Offset Amount
Net Fee	$ (0)